Preferred and Common Shares and Additional Paid-in Capital (Details Narrative) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments of Dividends | $	$ 122,833
Common Stock, Dividends, Per Share, Cash Paid | $ / shares	$ 1.20
Performance Incentive Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued	370,000
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued	384,815